Condensed Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012		Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 1,304,694		$ 1,239,582		$ 1,692,539	$ 1,445,460	$ 1,313,566
Operating expenses:
Direct costs	(1,053,129)		(1,013,356)		(1,381,900)	(1,211,680)	(1,029,882)
Earnings (loss) from equity accounted investees	2,687		1,642		2,844	2,159	1,436
General and administration costs	(56,110)		(47,483)		(69,590)	(65,391)	(61,157)
Amortization	(84,646)		(80,891)		(112,967)	(99,625)	(77,738)
Restructuring costs	(8,617)		(15,612)		(22,511)	(4,751)	(4,855)
Recovery (impairment) of receivables and funded residual value guarantees	(1,036)		(161)		272	(1,919)	(13,266)
Impairment of intangible assets	(6,943)	[1]	(2,712)	[1]	(4,218)	(20,608)	(53,903)
Impairment of assets held for use	(4,724)						(36,240)
Impairment of assets held for sale	(11,457)		(12,554)		(13,469)	(5,239)	(26,585)
Gain (loss) on disposal of assets	(9,019)		2,946		8,169	7,193	(2,686)
Goodwill impairment
Operating Expenses	(1,232,994)		(1,168,181)		(1,593,370)	(1,399,861)	(1,304,876)
Operating income (loss)	71,700		71,401		99,169	45,599	8,690
Financing charges	(109,399)		(111,071)		(129,845)	(140,582)	(74,459)
Income (loss) from continuing operations before income tax	(37,699)		(39,670)		(30,676)	(94,983)	(65,769)
Income tax recovery (expense)	(50,606)		1,882		(48,217)	32,916	(9,297)
Earnings (loss) from continuing operations	(88,305)		(37,788)		(78,893)	(62,067)	(75,066)
Income (loss) from discontinued operations, net of tax	1,024		(9,528)		(16,107)	(3,202)	(1,436)
Net income (loss)	(87,281)		(47,316)		(95,000)	(65,269)	(76,502)
Net income (loss) attributable to:
Controlling interest	(84,356)		(58,118)		(107,422)	(70,338)	(70,607)
Non-controlling interests	(2,925)		10,802		12,422	5,069	(5,895)
Net income (loss)	(87,281)		(47,316)		(95,000)	(65,269)	(76,502)
Comprehensive income	(74,803)		(122,194)		(185,631)	78,086	(64,750)
Parent
Operating expenses:
Earnings (loss) from equity accounted investees	(84,195)		(58,542)		(107,782)	(55,754)	(247,766)
General and administration costs	(234)		(333)		(387)	(572)	(2,483)
Goodwill impairment
Operating Expenses	(84,429)		(58,875)		(108,169)	(56,326)	(250,249)
Operating income (loss)	(84,429)		(58,875)		(108,169)	(56,326)	(250,249)
Financing charges	(71)		(22)		(32)	(12,480)	183,002
Income (loss) from continuing operations before income tax	(84,500)		(58,897)		(108,201)	(68,806)	(67,247)
Income tax recovery (expense)	144		779		779	(1,532)	(3,360)
Earnings (loss) from continuing operations	(84,356)		(58,118)		(107,422)	(70,338)	(70,607)
Net income (loss)	(84,356)		(58,118)		(107,422)	(70,338)	(70,607)
Net income (loss) attributable to:
Controlling interest	(84,356)		(58,118)		(107,422)	(70,338)	(70,607)
Net income (loss)	(84,356)		(58,118)		(107,422)	(70,338)	(70,607)
Comprehensive income	(71,377)		(131,231)		(184,219)	49,972	(39,723)
Issuer
Operating expenses:
Direct costs	(62)				(2)
Earnings (loss) from equity accounted investees	7,433		(80,112)		(102,017)	(72,037)	(114,627)
General and administration costs	(4,268)		33,404		32,223	(15,203)	(29,425)
Restructuring costs	(16)
Goodwill impairment
Operating Expenses	3,087		(46,708)		(69,796)	(87,240)	(144,052)
Operating income (loss)	3,087		(46,708)		(69,796)	(87,240)	(144,052)
Financing charges	(84,307)		(6,988)		(42,655)	24,032	88,342
Income (loss) from continuing operations before income tax	(81,220)		(53,696)		(112,451)	(63,208)	(55,710)
Income tax recovery (expense)	(2,848)		(2,376)		(3,072)	(4,301)	(4,360)
Earnings (loss) from continuing operations	(84,068)		(56,072)		(115,523)	(67,509)	(60,070)
Net income (loss)	(84,068)		(56,072)		(115,523)	(67,509)	(60,070)
Net income (loss) attributable to:
Controlling interest	(84,068)		(56,072)		(115,523)	(67,509)	(60,070)
Net income (loss)	(84,068)		(56,072)		(115,523)	(67,509)	(60,070)
Comprehensive income	(69,689)		(125,448)		(190,410)	47,137	(32,790)
Guarantor
Condensed Financial Statements, Captions [Line Items]
Revenue	839,587		822,330		1,154,778	882,995	829,544
Operating expenses:
Direct costs	(619,746)		(634,748)		(865,677)	(702,455)	(616,824)
Earnings (loss) from equity accounted investees	91,112		(74,776)		(42,236)	8,669	27,539
General and administration costs	(43,657)		(9,736)		(37,504)	(28,576)	(37,338)
Amortization	(76,552)		(73,189)		(98,755)	(93,790)	(73,985)
Restructuring costs	(2,783)		(15,203)		(18,359)	(4,751)	(3,931)
Recovery (impairment) of receivables and funded residual value guarantees	(1,036)		(161)		272	(1,919)	(11,588)
Impairment of intangible assets	(6,943)		(2,712)		(4,218)	(20,608)	(53,903)
Impairment of assets held for use	(4,724)						(34,805)
Impairment of assets held for sale	(11,457)		(11,874)		(12,794)	(5,228)	(21,823)
Gain (loss) on disposal of assets	(9,107)		1,399		7,335	5,263	6,518
Goodwill impairment
Operating Expenses	(684,893)		(821,000)		(1,071,936)	(843,395)	(820,140)
Operating income (loss)	154,694		1,330		82,842	39,600	9,404
Financing charges	(204,263)		(52,712)		(120,835)	(147,367)	(261,597)
Income (loss) from continuing operations before income tax	(49,569)		(51,382)		(37,993)	(107,767)	(252,193)
Income tax recovery (expense)	(35,650)		2,368		(53,683)	55,215	5,863
Earnings (loss) from continuing operations	(85,219)		(49,014)		(91,676)	(52,552)	(246,330)
Income (loss) from discontinued operations, net of tax	1,024		(9,528)		(16,107)	(3,202)	(1,436)
Net income (loss)	(84,195)		(58,542)		(107,783)	(55,754)	(247,766)
Net income (loss) attributable to:
Controlling interest	(84,195)		(58,542)		(107,783)	(55,754)	(247,766)
Net income (loss)	(84,195)		(58,542)		(107,783)	(55,754)	(247,766)
Comprehensive income	(71,216)		(131,655)		(184,580)	64,556	(216,882)
Non-guarantor
Condensed Financial Statements, Captions [Line Items]
Revenue	847,267		834,737		1,093,376	1,008,060	903,524
Operating expenses:
Direct costs	(815,543)		(797,746)		(1,071,839)	(954,801)	(832,116)
Earnings (loss) from equity accounted investees	1,586		659		1,178	585	216
General and administration costs	(12,268)		(35,694)		(31,515)	(36,088)	(19,574)
Amortization	(8,094)		(7,702)		(14,212)	(5,835)	(3,753)
Restructuring costs	(5,834)		(409)		(4,152)		(924)
Recovery (impairment) of receivables and funded residual value guarantees							(1,678)
Impairment of assets held for use							(1,435)
Impairment of assets held for sale			(680)		(675)	(11)	(4,762)
Gain (loss) on disposal of assets	88		1,547		834	1,930	(8,822)
Goodwill impairment
Operating Expenses	(840,065)		(840,025)		(1,120,381)	(994,220)	(872,848)
Operating income (loss)	7,202		(5,288)		(27,005)	13,840	30,676
Financing charges	95,137		(58,083)		(8,978)	19,558	4,235
Income (loss) from continuing operations before income tax	102,339		(63,371)		(35,983)	33,398	34,911
Income tax recovery (expense)	(15,100)		(1,265)		4,687	(19,863)	(11,801)
Earnings (loss) from continuing operations	87,239		(64,636)		(31,296)	13,535	23,110
Net income (loss)	87,239		(64,636)		(31,296)	13,535	23,110
Net income (loss) attributable to:
Controlling interest	90,164		(75,438)		(43,718)	8,466	29,005
Non-controlling interests	(2,925)		10,802		12,422	5,069	(5,895)
Net income (loss)	87,239		(64,636)		(31,296)	13,535	23,110
Comprehensive income	75,057		(91,211)		(68,832)	90,841	(19,647)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue	(382,160)		(417,485)		(555,615)	(445,595)	(419,502)
Operating expenses:
Direct costs	382,222		419,138		555,618	445,576	419,058
Earnings (loss) from equity accounted investees	(13,249)		214,413		253,701	120,696	336,074
General and administration costs	4,317		(35,124)		(32,407)	15,048	27,663
Restructuring costs	16
Gain (loss) on disposal of assets							(382)
Goodwill impairment
Operating Expenses	373,306		598,427		776,912	581,320	782,413
Operating income (loss)	(8,854)		180,942		221,297	135,725	362,911
Financing charges	84,105		6,734		42,655	(24,325)	(88,441)
Income (loss) from continuing operations before income tax	75,251		187,676		263,952	111,400	274,470
Income tax recovery (expense)	2,848		2,376		3,072	3,397	4,361
Earnings (loss) from continuing operations	78,099		190,052		267,024	114,797	278,831
Net income (loss)	78,099		190,052		267,024	114,797	278,831
Net income (loss) attributable to:
Controlling interest	78,099		190,052		267,024	114,797	278,831
Net income (loss)	78,099		190,052		267,024	114,797	278,831
Comprehensive income	$ 62,422		$ 357,351		$ 442,410	$ (174,420)	$ 244,292

[1]	Impairment of intangible assets relates to the Corporate and other segment.